AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 25, 2013

                                                              File No. 033-42484
                                                              File No. 811-06400

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 224                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 225                            /X/

                        THE ADVISORS' INNER CIRCLE FUND
                        -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
                          ---------------------------
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (800) 932-7781
                                                          --------------

                                Michael Beattie
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                            ------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

Timothy W. Levin, Esquire                          Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP                        c/o SEI Investments
1701 Market Street                                 One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                   Oaks, Pennsylvania 19456

    It is proposed that this filing become effective (check appropriate box)

/X /   Immediately upon filing pursuant to paragraph (b)
/ /    On [date] pursuant to paragraph (b)
/ /    60 days after filing pursuant to paragraph (a)(1)
/ /    75 days after filing pursuant to paragraph (a)(2)
/ /    On [date] pursuant to paragraph (a) of Rule 485

                                EXPLANATORY NOTE
     This Post-Effective Amendment No. 224 relates solely to the AT Disciplined Equity Fund.

                                   SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 224 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 25th day of September, 2013.



                                             THE ADVISORS' INNER CIRCLE FUND

                                             By:           *
                                             -----------------------------------
                                             Michael Beattie, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


       *                           Trustee                    September 25, 2013
------------------------
Charles E. Carlbom

       *                           Trustee                    September 25, 2013
------------------------
John K. Darr

       *                           Trustee                    September 25, 2013
------------------------
William M. Doran

       *                           Trustee                    September 25, 2013
------------------------
Joseph T. Grause, Jr.

       *                           Trustee                    September 25, 2013
------------------------
Mitchell A. Johnson

       *                           Trustee                    September 25, 2013
------------------------
Betty L. Krikorian

       *                           Trustee                    September 25, 2013
------------------------
Robert A. Nesher

       *                           Trustee                    September 25, 2013
------------------------
Bruce Speca

       *                           Trustee                    September 25, 2013
------------------------
James M. Storey

       *                           Trustee                    September 25, 2013
------------------------
George J. Sullivan, Jr.

       *                           President                  September 25, 2013
------------------------
Michael Beattie

       *                           Treasurer, Controller &    September 25, 2013
------------------------           Chief Financial Officer
Michael Lawson


* By:   /s/ Dianne M. Descoteaux
        ----------------------------------------------------------
        Dianne M. Descoteaux, pursuant to Powers of Attorney dated May 15, 2013, incorporated herein by reference to Exhibit
        (q) of Post-Effective Amendment No. 212, filed on June 18,
        2013.

                                 EXHIBIT INDEX


EXHIBIT NUMBER      DESCRIPTION

EX-101.INS          XBRL Instance Document
EX-101.SCH          XBRL Taxonomy Extension Schema Document
EX-101.CAL          XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF          XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB          XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE          XBRL Taxomony Extension Presentation Linkbase